Earnings Per Share	9 Months Ended
Mar. 31, 2014
Earnings Per Share
Earnings Per Share

21. Earnings Per Share

Basic earnings per share (“EPS”) was calculated by dividing the net income for the period attributable to the owners of the common shares by 32,075,897 shares being the weighted average number of common shares issued and outstanding during the period. Diluted earnings per share is the same as basic earnings per share as there are no other potentially dilutive shares.